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                    METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                       SUPPLEMENT DATED JANUARY 16, 2004,
                                       TO
                          PROSPECTUS DATED MAY 1, 2000

The MetLife Investors USA Insurance Company (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable investment options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. To the extent that a Replacement Fund is not currently available as an investment option under your Contract, such Replacement Fund will be added as an investment option on or before the date of the substitution.

To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions. ADDITIONALLY, IN ACCORDANCE WITH THE TERMS OF THE CONTRACTS AND/OR THE PROSPECTUS, THE PROPOSED SUBSTITUTION WILL NOT BE CARRIED OUT UNLESS OWNERS OF CONTRACTS REPRESENTING A REQUISITE AMOUNT OF CONTRACT VALUE INVESTED IN THE EXISTING FUNDS APPROVE THE SUBSTITUTION. The Company anticipates that, if such approvals are granted, the proposed substitution will occur on or about May 1, 2004.

The Company believes that the proposed substitutions are in the best interest of Contract holders. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you.

The proposed substitutions and respective advisers and/or sub-advisers are:

EXISTING FUND AND CURRENT ADVISER                      REPLACEMENT FUND AND SUB-ADVISER
(WITH CURRENT SUB-ADVISER AS NOTED)
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AIM V.I. Premier Equity Fund (Class I)                 Lord Abbett Growth and Income Portfolio (Class A)
(AIM Advisors, Inc.) ("AIM")                           (Lord Abbett & Co. LLC) ("Lord Abbett")
     AND
Federated American Leaders Fund II (Primary Shares)
(Federated Investment Management Company
("Federated")                                       ->
     AND
Federated Equity Income Fund II (Primary Shares)
(Federated)
     AND
Oppenheimer Main Street Fund/VA
(OppenheimerFunds, Inc.) ("Oppenheimer")
     AND
Growth and Income Portfolio (Class 1)
(Van Kampen Asset Management, Inc.)
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Federated High Income Bond Fund II (Primary Shares) -> Lord Abbett Bond Debenture Portfolio (Class A)
(Federated)                                            (Lord Abbett)
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Oppenheimer Strategic Bond Fund/VA                  -> PIMCO Total Return Portfolio (Class A)
(Oppenheimer)                                          (Pacific Investment Management LLC)
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Oppenheimer Money Fund/VA (Oppenheimer)                State Street Research Money Market Portfolio (Class A)
                                                    -> (State Street Research & Management Company)
                                                       ("State Street")
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MFS Research Series (Initial Class)                 -> Oppenheimer Capital Appreciation Portfolio (Class A)
(Massachusetts Financial Services Company) ("MFS")     (Oppenheimer)
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AIM V.I. Balanced Fund (Class I) (AIM)              -> MFS Total Return Portfolio (Class A) (MFS)
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Please note that:

o No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

o The elections you have on file for allocating your account value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

o You may transfer amounts in your Contract among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract.

o If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

o On the effective date of the substitution, your account value in the variable investment option will be the same as before the substitution.
     However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

o    There will be no tax consequences to you.

Following the substitutions, we will send you a prospectus for the Replacement
Funds in the Met Investors Series Trust and Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact us at 1-800-284-4536 if you have any questions.